General	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
NOTE 1 - GENERAL:

a.	Valens Semiconductor Ltd. (hereafter “Valens”, and together with its wholly owned subsidiaries, the “Company”), was incorporated in Israel in 2006.
Valens is a leading provider of semiconductor products (chips), operates in the Audio-Video and Automotive industries, renowned for its Physical Layer (PHY) technology, enabling resilient high-speed connectivity over simple, low-cost infrastructure. Valens is the inventor of the HDBaseT Technology, which enables the converged delivery of ultra-high-definition digital video and audio, Ethernet, control signals, USB and power through a single cable. In the audio-video space, Valens’ HDBaseT technology enables plug-and-play digital connectivity between ultra-HD video sources and remote displays. In the automotive domain, Valens’ product offering includes both symmetric and asymmetric connectivity technology for high bandwidth transmission of native interfaces over a single low-cost wires and connectors. Valens’ advanced PHY technology for the auto industry provides the safety and resilience required to handle the noisy automotive environment, addressing the needs of Advanced Driver Assistance Systems (ADAS), Automotive Data Solutions (ADS), infotainment, telematics and backbone connectivity.

b.
On March 11, 2020, the World Health Organization designated the outbreak of a novel strain of coronavirus (“COVID-19”) as a global pandemic. Governments and businesses around the world have taken unprecedented actions to mitigate the spread of COVID-19, including imposing restrictions on movement and travel such as quarantines and shelter-in-place requirements, and restricting or prohibiting outright some or all commercial and business activity. These measures, though currently temporary in nature, may become more severe and continue indefinitely depending on the evolution of the COVID-19 pandemic. Although there are effective vaccines for COVID-19 that have been approved for use, not all the Company’s employees are vaccinated and specifically not with the booster vaccination. In addition, new strains of the virus have appeared (primarily, and most recently the Omicron variant), which may complicate treatment and vaccination programs. Accordingly, concerns remain regarding additional surges of the pandemic or the expansion of the economic impact thereof, and the extent to which the COVID-19 pandemic may impact the Company’s future results of operations and financial condition.

The Company has taken precautionary measures intended to help minimize the risk of the virus to its employees, including requiring some of the employees to work remotely and suspended all non-essential travels.
The Company’s business and operations have been and could in the future be adversely affected by the global COVID-19 pandemic. The COVID-19 pandemic and efforts to control its spread have curtailed the movement of people, goods and services worldwide, including in the regions in which we and our customers and partners operate, and are significantly impacting economic activity and financial markets. During 2020, 2021 and for the six months ended on June 30, 2022, the Company noticed a negative impact from COVID-19 on some of its customers’ demand, particularly with respect to end users’ audio-video and multimedia products that are used in public areas and for public events. Yet, the Company did receive an increase in demand for its high-speed connectivity products driven by a need for products and infrastructure to support the world’s developed trends derived from COVID-19 such as working from home, hybrid educational models and remote healthcare. On the product supply side, as the shortage in the semiconductor industry increases, the Company continues to face the impact of extended lead times from its suppliers as well as cost increases for certain raw materials that are in short supply, which may impact the Company’s revenues and gross margins.
Overall, considering the changing nature and continuing uncertainty around the COVID-19 pandemic, the Company’s ability to predict the impact of COVID-19 on its business in future periods remains limited. The effects of the pandemic on the Company’s business is unlikely to be fully realized, or reflected in its financial results, until future periods.

c.
On September 29, 2021 (the “Closing Date”), the Company consummated a merger transaction (referred to as the “Merger Agreement Closing”) pursuant to a merger agreement, dated May 25, 2021 (the “Merger Agreement”), by and among the Company, PTK Acquisition Corp. (“PTK”), a Delaware corporation whose common stock and warrants were then traded on the New York Stock Exchange and Valens Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company.

As a result of the Merger Agreement Closing, and upon consummation of other transactions contemplated by the Merger Agreement Closing (the “Transactions”), including the execution of series of subscription agreements, providing for the purchase of Valens Ordinary Shares by certain PIPE Investors (the “PIPE Financing”) at the Closing Date, as of September 30, 2021, the Company began trading on the New York Stock Exchange under the Symbol “VLN”.
The net proceeds received by the Company as part of the Merger Agreement Closing and the PIPE Financing totaled to $131.6 million.
Please also refer to Note 1(d) in the consolidated financial statement for the year ended December 31, 2021.

d.	Military Tensions Between Russia and Ukraine
In February 2022, Russian forces launched a military invasion of Ukraine. In response, the United States, the European Union, United Kingdom and other governments have imposed significant economic sanctions on Russia, and Russia has responded with counter-sanctions. The war in Ukraine has disrupted international commerce and the global economy.
Although the Company does not currently operate in Ukraine or Russia and therefore does not experience any impact from the war in Ukraine, the duration and severity of the effects on its busines and the global economy are inherently unpredictable. Management will continue to monitor the effects of the war in Ukraine and its potential further impacts on the Company.